NUVEEN MULTI-ASSET INCOME FUND

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED DECEMBER 6, 2017

TO THE PROSPECTUS DATED NOVEMBER 30, 2017

Effective December 6, 2017, Anurag Dugar has replaced Derek Sasveld as a portfolio manager for the Funds. Mr. Dugar is a Senior Portfolio Manager of Nuveen Investments Advisers, LLC (“Nuveen Investments Advisers”), the lead sub-adviser to the Funds.

Anurag Dugar joined Nuveen Investments Advisers as a Senior Portfolio Manager in June 2017. Prior to joining Nuveen Investments Advisers, Mr. Dugar was a Vice President at BlackRock, Inc. from March 2013 to June 2017, where his primary responsibilities were multi-asset investment research, construction of model portfolios and investment solutions, and portfolio management. Prior thereto, Mr. Dugar worked at Mellon Capital Management from July 2006 to March 2013 as a Senior Research Analyst in the multi-asset research group.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MUAP-1217P

NUVEEN MULTI-ASSET INCOME FUND

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED DECEMBER 6, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2017

Effective December 6, 2017, Anurag Dugar has replaced Derek Sasveld as a portfolio manager for the Funds. Mr. Dugar is a Senior Portfolio Manager of Nuveen Investments Advisers, LLC (“Nuveen Investments Advisers”), the lead sub-adviser to the Funds.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MUASAI-1217P